Document and Entity Information	Dec. 15, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 15, 2020
Entity Registrant Name	Spire Alabama Inc.
Entity Central Index Key	0000003146
Entity Emerging Growth Company	false
Entity File Number	2-38960
Entity Incorporation, State or Country Code	AL
Entity Tax Identification Number	63-0022000
Entity Address, Address Line One	605 Richard Arrington Jr Blvd N
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35203
City Area Code	205
Local Phone Number	326-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security12b Title	None
Trading Symbol	Not applicable